Condensed Statements of Operations - USD ($)		3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operational costs			$ 97,764
General and administrative expenses	$ 5,000	$ 2,264,621		$ 4,044,538
Loss from operations	(5,000)	(2,264,621)		(4,044,538)
Other income
Interest earned on marketable securities held in Trust Account	0	5,672		14,450
Net loss	$ (5,000)	$ (2,258,949)	$ (97,764)	$ (4,030,088)
Class A Common Stock Subject To Possible Redemption
Other income
Weighted average shares outstanding of shares	0	27,600,000	27,600,000	27,600,000
Basic and diluted net income (loss) per share	$ 0.00	$ (0.06)	$ 0.00	$ (0.11)
Common Class A And B
Other income
Weighted average shares outstanding of shares	6,000,000	7,652,000	7,236,000	7,652,000
Basic and diluted net income (loss) per share	$ 0.00	$ (0.06)	$ (0.01)	$ (0.11)